World Omni Auto Receivables Trust 2013-A	Exhibit 99.1
Monthly Servicer Certificate
March 31, 2015

Dates Covered
Collections Period	03/01/15 - 03/31/15
Interest Accrual Period	03/16/15 - 04/14/15
30/360 Days	30
Actual/360 Days	30
Distribution Date	04/15/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/15	356,957,523.25	24,382
Yield Supplement Overcollateralization Amount at 02/28/15	4,240,587.64	0
Receivables Balance at 02/28/15	361,198,110.89	24,382
Principal Payments	17,638,213.34	827
Defaulted Receivables	828,595.72	47
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/15	3,917,464.27	0
Pool Balance at 03/31/15	338,813,837.56	23,508

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,556,049.13	54,027

Pool Factor	36.44%

Prepayment ABS Speed	1.53%

Overcollateralization Target Amount	15,246,622.69
Actual Overcollateralization	15,246,622.69

Weighted Average APR	3.41%
Weighted Average APR, Yield Adjusted	4.26%
Weighted Average Remaining Term	40.56

Delinquent Receivables:
Past Due 31-60 days	4,483,786.27	296
Past Due 61-90 days	815,156.28	58
Past Due 91 + days	279,038.95	19
Total	5,577,981.50	373

Total 31+ Delinquent as % Ending Pool Balance	1.65%

Recoveries	610,644.20

Aggregate Net Losses/(Gains) - March 2015	217,951.52
Current Net Loss Ratio (Annualized)	0.72%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.74%

Flow of Funds	$ Amount

Collections	19,222,393.61
Advances	(3,315.26)
Investment Earnings on Cash Accounts	1,138.42
Servicing Fee	(300,998.43)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	18,919,218.34

Distributions of Available Funds
(1) Class A Interest	189,895.65
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	17,851.18
(4) Second Priority Principal Distributable Amount	2,080,597.14
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	15,246,622.69
(7) Distribution to Certificateholders	1,384,251.68
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	18,919,218.34

Servicing Fee	300,998.43
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	884,934,000.00
Original Class B	18,957,000.00

Total Class A & B
Note Balance @ 03/16/15	340,894,434.70
Principal Paid	17,327,219.83
Note Balance @ 04/15/15	323,567,214.87

Class A-1
Note Balance @ 03/16/15	0.00
Principal Paid	0.00
Note Balance @ 04/15/15	0.00
Note Factor @ 04/15/15	0.0000000%

Class A-2
Note Balance @ 03/16/15	0.00
Principal Paid	0.00
Note Balance @ 04/15/15	0.00
Note Factor @ 04/15/15	0.0000000%

Class A-3
Note Balance @ 03/16/15	227,003,434.70
Principal Paid	17,327,219.83
Note Balance @ 04/15/15	209,676,214.87
Note Factor @ 04/15/15	77.6578574%

Class A-4
Note Balance @ 03/16/15	94,934,000.00
Principal Paid	0.00
Note Balance @ 04/15/15	94,934,000.00
Note Factor @ 04/15/15	100.0000000%

Class B
Note Balance @ 03/16/15	18,957,000.00
Principal Paid	0.00
Note Balance @ 04/15/15	18,957,000.00
Note Factor @ 04/15/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	207,746.83
Total Principal Paid	17,327,219.83
Total Paid	17,534,966.66

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.64000%
Interest Paid	121,068.50
Principal Paid	17,327,219.83
Total Paid to A-3 Holders	17,448,288.33

Class A-4
Coupon	0.87000%
Interest Paid	68,827.15
Principal Paid	0.00
Total Paid to A-4 Holders	68,827.15

Class B
Coupon	1.13000%
Interest Paid	17,851.18
Principal Paid	0.00
Total Paid to B Holders	17,851.18

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2298362
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	19.1695900
Total Distribution Amount	19.3994262

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.4484019
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	64.1748883
Total A-3 Distribution Amount	64.6232902

A-4 Interest Distribution Amount	0.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.7250000

B Interest Distribution Amount	0.9416669
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.9416669

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	120.08
Noteholders' Principal Distributable Amount	879.92

Account Balances	$ Amount

Advances
Balance as of 02/28/15	47,551.18
Balance as of 03/31/15	44,235.92
Change	(3,315.26)

Reserve Account
Balance as of 03/16/15	2,311,742.39
Investment Earnings	142.18
Investment Earnings Paid	(142.18)
Deposit/(Withdrawal)	-
Balance as of 04/15/15	2,311,742.39
Change	-

Required Reserve Amount	2,311,742.39